October 5, 1998





VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, D.C. 20549

Re:      Evergreen Municipal Trust (the "Trust")
         File Nos. 333-36033/811-08367

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus and statement of additional information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus and Statement of Additional Information contained in the Funds' most recent post-effective amendment (Post-Effective Amendment No. 8 to Registration Statement No. 333-36033/811-08367 ) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on September 30, 1998.

         If you have any questions or would like further information, please call me at (617) 210-3685.


                                                              Very truly yours,

                                                              /s/ Scott Harney

                                                              Scott Harney





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